Nature of Business - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Incorporation date	Dec. 19, 2018	Dec. 19, 2018
Date of merger agreement		Sep. 25, 2020
Date of effective combination		Dec. 23, 2020